N-2	May 20, 2025
Cover [Abstract]
Entity Central Index Key	0001746967
Amendment Flag	false
Document Type	POS EX
Entity Registrant Name	RiverNorth Opportunistic Municipal Income Fund, Inc.
Entity Address, Address Line One	360 South Rosemary Avenue
Entity Address, Address Line Two	Suite 1420
Entity Address, City or Town	West Palm Beach
City Area Code	(561)
Local Phone Number	484-7185
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	true
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	360 South Rosemary Avenue
Entity Address, Address Line Two	Suite 1420
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33401
Contact Personnel Name	Marcus L. Collins